Debt (Summary of Long-Term Debt) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Debentures issued		$ 1,000,000,000
Borrowings	$ 9,863,000,000	9,918,000,000
Add net unamortized fair value adjustments	258,000,000	276,000,000
Less net unamortized debt issue costs	(80,000,000)	(83,000,000)
Non-current portion of non-current borrowings	9,350,000,000	8,881,000,000
Other credit facilities	13,000,000	53,000,000
Current portion of non-current borrowings	$ 513,000,000	1,037,000,000
Information Whether Entity Complied With Any Externally Imposed Capital Requirements	We are subject to certain customary covenants, including limitation on liens, merger and change of control covenants, and customary events of default. We are also subject to certain financial covenants as calculated in Note 4. As at December 31, 2025 we were in compliance with these covenants.
Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 9,966,000,000
Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 9,685,000,000	9,725,000,000
Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.90%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Debentures issued	$ 0	500,000,000
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.95%
Maturity	November 7, 2025
Debentures issued	$ 0	500,000,000
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.50%
Maturity	March 12, 2027
Debentures issued	$ 400,000,000	0
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.20%
Maturity	June 21, 2027
Debentures issued	$ 400,000,000	400,000,000
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	March 27, 2028
Debentures issued	$ 750,000,000	750,000,000
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Maturity	April 1, 2029
Debentures issued	$ 750,000,000	750,000,000
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Maturity	May 13, 2030
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	March 12, 2032
Debentures issued	$ 600,000,000	0
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.40%
Maturity	June 21, 2034
Debentures issued	$ 600,000,000	600,000,000
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450,000,000	450,000,000
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 212,000,000	212,000,000
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 401,000,000	401,000,000
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 489,000,000	489,000,000
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Maturity	April 1, 2049
Debentures issued	$ 750,000,000	750,000,000
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Maturity	May 13, 2050
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.80%
Maturity	March 27, 2053
Debentures issued	$ 750,000,000	$ 750,000,000
Nutrien Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	$ 1,000,000,000